SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average number of Common Shares - basic	230,278	214,787	227,844	213,738
Effect of Dilutive Securities:
Weighted-average numbers of Common Shares - diluted	230,278	233,366	227,844	213,738
Basic earnings (loss) per share	$ (0.03)	$ 0.01	$ (0.05)	$ (0.02)
Diluted earnings (loss) per share	$ (0.03)	$ 0.01	$ (0.05)	$ (0.02)
Restricted Stock Units (RSUs) [Member]
Effect of Dilutive Securities:
Options		8,445
Equity Option [Member]
Effect of Dilutive Securities:
Options		10,134